NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Inventory (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Details
Inventory Allowances	$ 1,914,891	$ 1,914,891	$ 1,914,891	$ 1,914,891